Summary of Significant Accounting Policies (Details 1) - Successor [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				10 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023
Warrant liability at beginning	$ 2,649	$ 1,683	$ 2,103	$ 13,003	$ 963	$ 2,649
Change in FV of derivative instruments	(1,686)	1,472	(420)	(5,220)	12,040	4,714
FV of Warrants cash exercised and exchanged for Class A common stock (see Note 11 - Warrants)				(1,237)
Loss on warrant extinguishment				(3,894)
FV of Warrants cashless exercised for Class A common stock (see Note 11 - Warrants)				(549)
Warrant liability at ending	$ 963	$ 3,155	$ 1,683	$ 2,103	$ 13,003	$ 1,683